Warrant Liabilities (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended			12 Months Ended
	Aug. 24, 2021	Jan. 21, 2020	Dec. 31, 2019	Jul. 31, 2022	Jul. 31, 2021
Warrant Liabilities [Line Items]
Number of warrants issued				24,540,012	0
August Underwritten Public Offering
Warrant Liabilities [Line Items]
Proceeds from direct offering	$ 144,800
Number of warrants issued	24,540,012
Exercise price of warrants issued	$ 3.45
USD$20,000 Registered Direct Offering
Warrant Liabilities [Line Items]
Proceeds from direct offering		$ 20,000
Number of warrants issued		1,497,007
Exercise price of warrants issued		$ 9.8
US$25,000 Registered Direct Offering
Warrant Liabilities [Line Items]
Proceeds from direct offering			$ 25,000
Number of warrants issued			1,871,259
Exercise price of warrants issued			$ 9.8